Expenses by nature	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Expenses by nature
17.	Expenses by nature

Expenses incurred for the years ended December 31, 2018, 2017 and 2016 from continuing operations are as follows:

Year ended December 31	2018	2017	2016
Personnel expenses
Salaries, fees and short-term benefits	$7,696,387	$5,903,669	$5,804,883
Share-based payments	1,022,176	490,769	1,340,001
	8,718,563	6,394,438	7,144,884
Amortization and derecognition	299,184	97,794	1,433,573
Research and development	5,306,468	3,538,547	2,270,964
Manufacturing	764,712	955,160	1,062,684
Inventory material costs	3,861,740	3,079,397	2,482,986
Write-down (write-up) of inventory	94,517	385,289	(108,817)
Medical affairs	1,026,465	1,108,090	1,040,755
Administration	1,504,799	1,724,584	1,526,682
Selling and logistics	8,018,787	5,395,373	5,355,876
Professional fees	740,353	801,882	559,287
	$30,335,588	$23,480,554	$22,768,874